COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Content obligations	$ 0.4	$ 1.1
Current content liabilities	0.3	0.4
Content assets obligations	0.1	$ 0.7
Advertising commitments	$ 1.4